Mutual Fund Series Trust

Catalyst/SMH High Income Fund

Incorporated herein by reference is the prospectus for Class I shares of the Catalyst/SMH High Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on July 2, 2013 (SEC Accession No. 0001162044-13-000737).